Document And Entity Information	Aug. 31, 2020
Document Information [Line Items]
Entity, Registrant Name	LINDBLAD EXPEDITIONS HOLDINGS, INC.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Aug. 31, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35898
Entity, Tax Identification Number	27-4749725
Entity, Address, Address Line One	96 Morton Street, 9th Floor
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10014
City Area Code	212
Local Phone Number	261-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LIND
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001512499